Financial Instruments and Fair Value - Schedule of Assets and Liabilities are Considered to have Carrying Amounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
At fair value:
Subtotal financial assets at fair value	$ 1,496	$ 936
At amortized cost:
Trade receivables	14,675	14,440
Cash and cash equivalents	29,032	46,798	$ 22,380	$ 15,503
Subtotal financial assets at amortized cost	43,707	61,238
Total financial assets	45,203	62,174
Other financial liabilities
Subtotal financial liabilities at fair value	56,372	67,856
At amortized cost:
Lease liabilities	10,407	8,773
Trade payables	10,330	8,001
Subtotal financial liabilities at amortized cost	96,934	68,065
Total financial liabilities	153,306	135,921
Level 3 [Member]
At fair value:
Option to pay GPS earnout in shares	530	502
Option to pay Exosome earnout	233
Right for early repayment of OrbiMed loan	733	434
Other financial liabilities
GPS contingent consideration	49,139	67,284
Exosome contingent consideration	6,763
Innovation platform contingent consideration	470
NovioGendix contingent consideration		572
Level 2 [Member]
At amortized cost:
Loans and borrowings	$ 76,197	$ 51,291